Non-Cash Financing and Investing Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Non-Cash Financing and Investing Activities

11. Non-Cash Financing and Investing Activities

For the period ended September 30, 2012 and 2011, the Company had non-cash investing activity of $3,098 and $4,000 related to an acquisition of outdoor advertising assets and deposits paid in prior periods for the purchase of an aircraft, respectively.

Also, during the period ended September 30, 2011, the Company had non-cash financing activity of $9,463 for the net repurchase of the 6 5/8% Notes at 99.3% of their aggregate principal amount. These notes were under agreement for repurchase as of September 30, 2011 and pending settlement, which settled in October 2011.

(3) Noncash Financing and Investing Activities

For the period ended December 31, 2011, the Company had non-cash investing activities of $4,000 and $1,900 related to deposits paid in prior periods for the purchase of an aircraft in January 2011 that had a total purchase price of $11,539 and settlement of a notes receivable by a transfer of land, respectively. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.

LAMAR MEDIA CORP
Non-Cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

For the period ended December 31, 2011, the Company had a non-cash investing activity of $4,000 related to the purchase of an aircraft in January 2011 that had a total purchase price of $11,539. The non-cash portion of the purchase is related to deposits paid in prior periods. For the years ended December 31, 2010 and 2009 there were no significant non-cash financing or investing activities.